Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common share, par value (in Dollars per share)	$ 0.001	$ 0.001
Common share, shares authorized	200,000,000	200,000,000
Common share, shares issued	43,398,885	28,965,034
Common share, shares outstanding	43,398,885	28,965,034